Debt (Tables)	9 Months Ended
Sep. 30, 2023
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	September 30, 2023	December 31, 2022
Nordea/SEB Revolving Facility	5,000	22,500
ABN/CACIB Joint Bank Facility	47,551	104,927
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	781	3,184
Total debt	53,332	130,611
Deferred finance fees	(855)	(1,815)
Net total debt	52,477	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(279)	(502)
Total current portion of long-term debt	6,434	12,927
Non-current portion of long-term debt	46,043	115,869

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2023
2023(1)	1,678
2024	6,713
2025	7,494
2026	6,713
2027	30,734
53,332

(1) Three-month period ending December 31, 2023